Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Greystone Senior Debt Operating Partnership LP (the “Company”)
ATLAS SP Securities, a division of Apollo Global Securities, LLC
Atlas SP Partners, L.P.

Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
Wells Fargo Securities, LLC
UBS Securities LLC

UBS AG New York Branch
Natixis Real Estate Capital LLC
Natixis Securities Americas LLC
Capital One Securities, Inc.

Huntington Securities, Inc.

(each, a “Specified Party” and collectively, the “Specified Parties”):

Re: Greystone CRE Notes 2025-HC4, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “GSTNE 2025-HC4 CSR Accounting Tape_9.16.2025.xlsx” provided by the Company on September 16, 2025 (the “Data File”), containing information on 19 collateral interests (the “Collateral Interests”) and the 46 related mortgaged properties (the “Mortgaged Properties”) as of September 1, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Greystone CRE Notes 2025-HC4, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a Specified Party of this report and may not meet the needs of all Specified Parties of this report and, as such, Specified Parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the rate of 4.320%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.

•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
September 16, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report, Engineering Report, USPS
County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Operating Beds	Underwritten Rent Roll
Licensed Beds	Underwritten Rent Roll
Number of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Bed Mix: Independent Living	Appraisal Report, Underwritten Rent Roll
Bed Mix: Assisted Living	Appraisal Report, Underwritten Rent Roll
Bed Mix: Memory Care	Appraisal Report, Underwritten Rent Roll
Bed Mix: Skilled Nursing	Appraisal Report, Underwritten Rent Roll
Occupancy % At Close	Borrower Rent Roll
Occupancy Date	Borrower Rent Roll
Ownership Interest	Title Policy
Loan Purpose	Settlement Statement, Promissory Note, Loan Agreement
Note Date	Loan Agreement, Promissory Note
A-1

Attribute	Source Document(s)
First Payment Date	Loan Agreement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Settlement Statement
Future Funding Advance Conditions	Loan Agreement, Promissory Note
Mortgage Loan Balloon Balance ($)	Loan Agreement, Promissory Note, Amortization Schedule
Rate Type	Loan Agreement
Index	Loan Agreement
Mortgage Loan Margin	Loan Agreement
SOFR Premium	Loan Agreement, Promissory Note
Mortgage Loan Margin Change (Y/N)	Loan Agreement
Mortgage Loan Margin Change Description	Loan Agreement
Mortgage Loan Index Floor	Loan Agreement
Mortgage Loan Index Cap	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Termination Date	Interest Rate Cap Confirmation
Mortgage Loan Index Cap Provider	Interest Rate Cap Confirmation
Collateral Interest Margin	Loan Agreement
Exit Fees	Loan Agreement
Junior Participation Cut-off Date Balance	Servicer Report, Loan Agreement, Promissory Note
Junior Participation Balloon Payment ($)	Loan Agreement, Promissory Note
Junior Participation Cut-off Date Margin	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Extension Options (Y/N)	Loan Agreement
A-2

Attribute	Source Document(s)
Extension Options Description	Loan Agreement
Amortization Type During Extensions	Loan Agreement
First Extension Period (months)	Loan Agreement
First Extension Fee	Loan Agreement
First Extension Period Requirements	Loan Agreement
First Extension Floor	Loan Agreement
First Extension Cap	Loan Agreement
Second Extension Period (months)	Loan Agreement
Second Extension Fee	Loan Agreement
Second Extension Period Requirements	Loan Agreement
Second Extension Floor	Loan Agreement
Second Extension Cap	Loan Agreement
Third Extension Period (months)	Loan Agreement
Third Extension Fee	Loan Agreement
Third Extension Period Requirements	Loan Agreement
Third Extension Floor	Loan Agreement
Third Extension Cap	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Third Most Recent Occupancy	Company Underwritten Cash Flow Statement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Medicaid Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Private Pay Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Medicare Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Other Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
A-3

Attribute	Source Document(s)
Third Most Recent Management Fee Adjustment	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent Capital Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Third Most Recent Medicaid Days	Company Underwritten Cash Flow Statement
Third Most Recent Private Pay Days	Company Underwritten Cash Flow Statement
Third Most Recent Medicare Days	Company Underwritten Cash Flow Statement
Third Most Recent Other Days	Company Underwritten Cash Flow Statement
Third Most Recent Total Days	Company Underwritten Cash Flow Statement
Second Most Recent Occupancy	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Medicaid Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Private Pay Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Medicare Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Other Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Management Fee Adjustment	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent Capital Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent Medicaid Days	Company Underwritten Cash Flow Statement
Second Most Recent Private Pay Days	Company Underwritten Cash Flow Statement
Second Most Recent Medicare Days	Company Underwritten Cash Flow Statement
Second Most Recent Other Days	Company Underwritten Cash Flow Statement
Second Most Recent Total Days	Company Underwritten Cash Flow Statement
A-4

Attribute	Source Document(s)
Most Recent Occupancy	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Medicaid Revenues	Company Underwritten Cash Flow Statement
Most Recent Private Pay Revenues	Company Underwritten Cash Flow Statement
Most Recent Medicare Revenues	Company Underwritten Cash Flow Statement
Most Recent Other Revenues	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent Management Fee Adjustment	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent Capital Expenses	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent Medicaid Days	Company Underwritten Cash Flow Statement
Most Recent Private Pay Days	Company Underwritten Cash Flow Statement
Most Recent Medicare Days	Company Underwritten Cash Flow Statement
Most Recent Other Days	Company Underwritten Cash Flow Statement
Most Recent Total Days	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicaid Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Private Pay Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicare Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Other Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Management Fee Adjustment ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
A-5

Attribute	Source Document(s)
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicaid Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Private Pay Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Medicare Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Other Days	Company Underwritten Cash Flow Statement
Underwritten As-Is Total Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicaid Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Private Pay Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicare Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Other Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized As-Is Management Fee Adjustment ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicaid Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Private Pay Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Medicare Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Other Days	Company Underwritten Cash Flow Statement
Underwritten Stabilized Total Days	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
A-6

Attribute	Source Document(s)
Appraisal Stabilized Management Fee Adjustment ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Recourse	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Recourse Carveout Guarantor	Guaranty, Loan Agreement
Sponsor	Guaranty, Loan Agreement
Affiliated Sponsor (Y/N)	Guaranty, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Lockbox Type	Cash Management Agreement, Loan Agreement
Cash Management Type	Cash Management Agreement, Loan Agreement
Cash Management Trigger Event	Cash Management Agreement, Loan Agreement
A-7

Attribute	Source Document(s)
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)($)	Loan Agreement, Servicer Report
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)($)	Loan Agreement, Servicer Report
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)($)	Loan Agreement, Servicer Report
Replacement Reserve Cap($)	Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
TI/LC Reserve (Monthly)($)	Loan Agreement, Servicer Report
TI/LC Reserve Cap($)	Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Loan Agreement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement
A-8

Attribute	Source Document(s)
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement
Debt Service Reserve (Monthly)($)	Loan Agreement, Servicer Report
Debt Service Reserve Cap($)	Loan Agreement
Springing Debt Service Reserve Description	Loan Agreement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves (Monthly)($)	Loan Agreement, Servicer Report
Other Reserves Cap ($)	Loan Agreement
Other Reserves Description	Loan Agreement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement, Loan Agreement
Other Reserves 2 (Monthly)($)	Loan Agreement, Servicer Report
Other Reserves 2 Cap ($)	Loan Agreement
Other Reserves 2 Description	Loan Agreement
Pari Passu/B-Note/Mezz Debt In Place? (Y/N/Description)	Subordination and Standstill Agreement
Form of Remaining Permitted Additional Debt	Loan Agreement, Promissory Note
Accounts Receivable Financing In Place	Loan Agreement, Promissory Note
Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Subordination and Standstill Agreement
Subordinate Debt Type	Loan Agreement, Promissory Note, Subordination and Standstill Agreement
Subordinate Debt Margin	Loan Agreement, Promissory Note, Subordination and Standstill Agreement
Subordinate Debt Interest Rate	Loan Agreement, Promissory Note, Subordination and Standstill Agreement
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Settlement Statement, Loan Agreement, Subordination and Standstill Agreement
A-9

Attribute	Source Document(s)
Future Debt Permitted (Y/N)	Loan Agreement
Permitted Future Debt Type	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Initial Prepayment Provision	Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Appraisal Firm	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Interest Accrual Basis	Loan Agreement
Lookback Period	Loan Agreement
Single-Tenant (Y/N)	Underwritten Rent Roll
Property Manager	Management Agreement, Assignment of Management Agreement, Loan Agreement
Operator	Loan Agreement, Promissory Note
State License Beginning Date	License
State License End Date	License
Facility Licensed As	License
Certificate of Need State (Y/N)	1.1.5-1 CON_State_List (Aug 2016).pdf, 1.1.5-2 CON- Certificate of Need State Laws 8-2016.pdf
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Square Feet	Underwritten Rent Roll
Largest Tenant Expiration Date	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
A-10

Attribute	Source Document(s)
2nd Largest Tenant Square Feet	Underwritten Rent Roll
2nd Largest Tenant Expiration Date	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant Square Feet	Underwritten Rent Roll
3rd Largest Tenant Expiration Date	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant Square Feet	Underwritten Rent Roll
4th Largest Tenant Expiration Date	Underwritten Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant Square Feet	Underwritten Rent Roll
5th Largest Tenant Expiration Date	Underwritten Rent Roll

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
Collateral Interest Status	Provided by the Company
Collateral Interest / Property Flag	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest/Mortgaged Property Name	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Cut-Off Date Amortized Balance	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
A-11

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by (i) 365/360 and (ii) Mortgage Loan Cut-off Date Interest Rate
Mortgage Loan Annual Debt Service Payment (P&I) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by (i) 365/360 and (ii) Mortgage Loan Cut-off Date Interest Rate. For Collateral Interests that are amortizing during Original Loan Term (Initial) the Mortgage Loan Annual Debt Service Payment (P&I) ($) is based on Amortization Schedule provided by the Company.
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Mortgage Loan Cut-off Date Balance ($) multiplied by (i) 365/360 and (ii) Mortgage Loan Rate Cap
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Collateral Interest Balloon Balance ($)	Set to equal Collateral Interest Cut-off Date Balance ($). For Collateral Interests that are amortizing during Original Loan Term (Initial) the Collateral Interest Balloon Balance ($) is based on Amortization Schedule provided by the Company.
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set to equal Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by (i) 365/360 and (ii) Collateral Interest Cut-off Date Interest Rate
B-1

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) multiplied by (i) 365/360 and (ii) Collateral Interest Cut-off Date Interest Rate. For Collateral Interests that are amortizing during Original Loan Term (Initial) the Collateral Interest Annual Debt Service Payment (P&I) ($) is based on Amortization Schedule provided by the Company.
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) multiplied (i) 365/360 and (ii) Mortgage Loan Rate Cap
Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Interest Rate	The sum of (i) Index Rate Assumption (ii) Mortgage Loan Margin and (iii) SOFR Premium, subject to Mortgage Loan Index Cap and Mortgage Loan Index Floor, rounded to the applicable direction, time of rounding, and rounding factor.
Mortgage Loan Rate Cap	Sum of (i) Mortgage Loan Margin (ii)Mortgage Loan Index Cap and (iii) SOFR Premium
Mortgage Loan Rate Floor	Sum of (i) Mortgage Loan Margin (ii) Mortgage Loan Index Floor and (iii) SOFR Premium
Collateral Interest Cut-off Date Interest Rate	The sum of (i) Index Rate Assumption (ii) Mortgage Loan Margin and (iii) SOFR Premium, subject to Mortgage Loan Index Cap and Mortgage Loan Index Floor, rounded to the applicable direction, time of rounding, and rounding factor.
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Interest Rate	The sum of Index Rate Assumption and the Junior Participation Cut-off Date Margin, rounded to the applicable direction, time of rounding, and rounding factor
Initial IO Period	Set to equal Original Loan Term (Initial). For Collateral Interests that are amortizing during Original Loan Term (Initial), it is number of payments between and including the First Payment Date and the payment before the commencement of the amortization term.
B-2

Attribute	Calculation Methodology
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut- off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut- off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Most Recent NOI divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Collateral Interest Most Recent NCF DSCR	Most Recent NCF divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut- off Date Balance ($)
B-3

Attribute	Calculation Methodology
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut- off Date Balance ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($)
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($) and (iii) 365/360.
B-4

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($)
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
B-5

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) the lesser of (a) Mortgage Loan Cut- off Date Interest Rate and (b) Mortgage Loan Rate Cap, (ii) Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut- off Date Unfunded Balance ($), and (iii) 365/360.
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($) minus Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As- Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR

Underwritten NCF ($) divided by the sum of the lesser of (i) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($) and the product of

(a) Subordinate Debt Cut-off Date Balance ($), (b) Subordinate Debt Interest Rate, and (c) 365/360

Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
B-6

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Unfunded Future Funding Amount ($) divided by Stabilized Appraised Value ($). For Collateral Interests that are amortizing during Original Loan Term (Initial), Mortgage Loan Balloon Balance ($) minus Mortgage Loan Initial Unfunded Future Funding Amount ($) divided by Stabilized Appraised Value ($).
Collateral Interest Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Unfunded Future Funding Amount ($) divided by Stabilized Appraised Value ($). For Collateral Interests that are amortizing during Original Loan Term (Initial), Mortgage Loan Balloon Balance ($) minus Mortgage Loan Initial Unfunded Future Funding Amount ($) divided by Stabilized Appraised Value ($).
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
B-7

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes and Recomputed Attributes indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Collateral Interest Tequesta Terrace was not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Settlement Statement, Title Policy, Guaranty, Management Agreement, Cash Management Agreement, Interest Rate Cap Confirmation, Company Underwritten Cash Flow Statement, Underwritten Rent Roll, or other source documents and we were instructed by the Company to assume that all “Compared Attributes” relating to this Collateral Interest and related Mortgaged Property are accurate and not to perform any comparison procedure.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared or Recomputed Attribute(s):

Collateral Interest Name(s) / Mortgaged Property(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Mesa Valley Estates; Bicky FL Portfolio	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR; Collateral Interest Cut-off Date Balance Underwritten NOI DSCR; Collateral Interest Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
Savant of Jurupa Valley	Appraisal Firm; As-Is Appraisal Valuation Date; As-Is Appraised Value ($); Stabilized Appraised Value ($); Appraisal Anticipated Stabilization Date	Provided by the Company
Sunshine FL 4	Initial IO Period	Amortization Schedule

C-1